Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Numerator:
Net loss	(25,466)	(56,362)	(7,721)
Less: net loss attributable to noncontrolling interest	(6,128)	(8,440)	(1,156)
Net loss attributable to the Company’s shareholders	(19,338)	(47,922)	(6,565)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	1,243,140	2,854,594	2,854,594

Basic and diluted earnings per share:	(15.56)	(16.79)	(2.30)